Accounts receivable, net (Tables)	6 Months Ended
Jun. 30, 2025
Credit Loss [Abstract]
Schedule of accounts receivable, net

Accounts receivable, net consist of the following:

	As of
	June 30, 2025	December 31, 2024
	(Unaudited)	(Audited)
Accounts receivable	$29,942,050	$21,808,030
Allowance for doubtful accounts	(1,570,348)	(1,486,333)
Total, net	$28,371,702	$20,321,697

Schedule of aging analysis of accounts receivable

As of the end of each of the financial year, the aging analysis of accounts receivable, net of allowance for expected credit loss, based on the invoice date is as follows:

	As of
	June 30, 2025	December 31, 2024
	(Unaudited)	(Audited)
Within 90 days	$11,898,706	$7,998,811
Between 91 and 180 days	1,636,109	11,774,674
Between 181 and 365 days	5,095,824	529,797
More than 365 days	9,741,063	18,415
Total, net	$28,371,702	$20,321,697

Schedule of movement of allowances for expected credit loss

The movement of allowances for expected credit loss is as follow:

	As of
	June 30, 2025	December 31, 2024
	(Unaudited)	(Audited)
Balance at January 1, 2025 and 2024	$1,486,333	$1,371,341
Addition	807	69,474
Foreign exchange difference	83,208	45,518
Balance at June 30, 2025 and December 31, 2024	$1,570,348	$1,486,333